Financial Information for Guarantors and Non-Guarantors - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Apr. 25, 2013	Sep. 30, 2013	Dec. 31, 2012	Apr. 25, 2013 Refinancing Dividend [Member]	Apr. 25, 2013 Affinia Group Holdings Inc [Member]	Aug. 13, 2009 Senior secured notes, due August 2016 [Member]	Dec. 31, 2012 Senior secured notes, due August 2016 [Member]	Dec. 31, 2011 Senior secured notes, due August 2016 [Member]	Dec. 31, 2012 Senior subordinated notes, due November 2014 [Member]	Dec. 31, 2011 Senior subordinated notes, due November 2014 [Member]	Apr. 25, 2013 7.75% Senior notes, due May 2021 [Member]	Sep. 30, 2013 7.75% Senior notes, due May 2021 [Member]	Dec. 31, 2012 7.75% Senior notes, due May 2021 [Member]	Apr. 25, 2013 Term Loan B-1, due April 2016 [Member]	Sep. 30, 2013 Term Loan B-1, due April 2016 [Member]	Dec. 31, 2012 Term Loan B-1, due April 2016 [Member]	Apr. 25, 2013 Term Loan B-2, due April 2020 [Member]	Sep. 30, 2013 Term Loan B-2, due April 2020 [Member]	Dec. 31, 2012 Term Loan B-2, due April 2020 [Member]	Sep. 30, 2013 Senior Notes [Member]	Apr. 25, 2013 Senior Notes [Member]	Dec. 31, 2012 Majority-Owned Subsidiary, Unconsolidated [Member]	Nov. 30, 2004 Issued November 30, 2004 [Member] Senior subordinated notes, due November 2014 [Member]	Dec. 31, 2011 Issued December 9, 2010 [Member] Senior subordinated notes, due November 2014 [Member]
Condensed Financial Statements, Captions [Line Items]
Aggregate principal amount						$ 225					$ 250			$ 200			$ 470				$ 250		$ 300
Notes, interest rate						10.75%					7.75%	7.75%	7.75%										9.00%
Debt instrument maturity year						2016																	2014
Additional principal amount		667									250			199			468							100
Debt outstanding			103				179	201	367	367		250			199			467		250
Ownership percentage in subsidiary																						100.00%
Debt maturity date							Aug. 01, 2016	Aug. 01, 2016	Nov. 01, 2014	Nov. 01, 2014	May 01, 2021	May 01, 2021	May 01, 2021	Apr. 25, 2016	Apr. 25, 2016	Apr. 25, 2016	Apr. 25, 2020	Apr. 25, 2020	Apr. 25, 2020
Cash on hand for redemption	31
Repayment of Seller Note	61	1			61
Distribution to Holdings' Stockholders	$ 351	$ 352		$ 350	$ 133
Ownership interest held by the Company in Affinia Group Inc.		100.00%	100.00%
Ownership interest in the Company held by Affinia Group Holdings Inc.		100.00%	100.00%